PENSION PLANS - Benefit Pension Plan Assets by Asset Category (Details) (Pension plans, USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 261,811	$ 256,589	$ 264,887
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	148,048	142,180
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,005	5,367
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	97,758	109,042
Estimate of Fair Value, Fair Value Disclosure [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	261,811	256,589
Cash and cash equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12,738	178
Cash and cash equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalents | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Cash and cash equivalents | Estimate of Fair Value, Fair Value Disclosure [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12,738	178
Equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47,485	53,449
Equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity securities | Estimate of Fair Value, Fair Value Disclosure [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47,485	53,449
Commingled equity funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	70,271	76,150
Commingled equity funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15,312	4,677
Commingled equity funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25,543	26,476
Commingled equity funds | Estimate of Fair Value, Fair Value Disclosure [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	111,126	107,303
Fixed income securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fixed income securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	693	690
Fixed income securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Fixed income securities | Estimate of Fair Value, Fair Value Disclosure [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	693	690
Commingled fixed income funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,554	12,403
Commingled fixed income funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Commingled fixed income funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11,052	11,070
Commingled fixed income funds | Estimate of Fair Value, Fair Value Disclosure [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28,606	23,473
Private equity funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Private equity funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Private equity funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,876	9,323
Private equity funds | Estimate of Fair Value, Fair Value Disclosure [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,876	9,323
Hedge funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Hedge funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Hedge funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	57,287	45,495
Hedge funds | Estimate of Fair Value, Fair Value Disclosure [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	57,287	45,495
Real estate | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real estate | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real estate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	16,678
Real estate | Estimate of Fair Value, Fair Value Disclosure [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 16,678